Provision for reclamation (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Provision For Reclamation
Reconciliation for reclamation expenses, beginning	$ 2,681	$ 2,680
Decrease in estimate for provision for reclamation		(133)
Reclamation expense	134	134
Reconciliation for reclamation expenses, ending	2,815	$ 2,681
Future retirement costs	$ 3,400
Risk-free rate	5.00%
Expected timing	18 years
Inflation over the period	3.60%